FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair value on a recurring basis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Assets and liabilities measured on a recurring basis
Warrant liability	$ 373,599
Convertible notes payable		$ 1,213,313
Total liabilities	(1,250,000)	(378,333)
Bridge warrants
Assets and liabilities measured on a recurring basis
Warrant liability	5,000,000
Recurring
Assets and liabilities measured on a recurring basis
Warrant liability	373,599
Convertible notes payable		1,213,333
Total liabilities		1,213,333
Recurring | 2020 Notes Warrants
Assets and liabilities measured on a recurring basis
Warrant liability	373,599
Recurring | Level 3
Assets and liabilities measured on a recurring basis
Warrant liability	373,599
Convertible notes payable		1,213,333
Total liabilities		$ 1,213,333
Recurring | Level 3 | 2020 Notes Warrants
Assets and liabilities measured on a recurring basis
Warrant liability	$ 373,599